Note 9 - Delinquent Participant Contributions (Details Textual)	12 Months Ended
Dec. 31, 2024 USD ($)
EBP 06-1061602 001 [Member]
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan	$ 2,222